BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Public Utilities, Inventory [Line Items]
Other current assets	$ 178,589	$ 10,269	$ 260
Liqueous Settlement Agreement [Member]
Public Utilities, Inventory [Line Items]
Other current assets	$ 150,000